Investments in Equity-Accounted Investees, Associates and Joint Venture - Schedule of Changes in Investments (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Schedule of Changes in Investments [Line Items]
Beginning balance, Equity		$ 171,612		$ 38,312
Additions, Equity		(29,429)
Profit distribution, Equity		(591)		(1,943)
Exchange variation, Equity		10,108
Changes in the equity of investees, Equity		3,809		762
Proportionate share of income, Equity		138,415		2,735
Ending balance, Equity		$ 293,924		$ 39,866
Meat Snacks Partners, LLC [Member]
Schedule of Changes in Investments [Line Items]
Participation		50.00%	[1]	50.00%
Beginning balance, Equity		$ 23,301	[1]	$ 19,334
Additions, Equity	[1]	(29,429)
Profit distribution, Equity			[1]	(1,943)
Exchange variation, Equity	[1]	1,091
Changes in the equity of investees, Equity		5,037	[1]	700
Proportionate share of income, Equity			[1]	2,385
Ending balance, Equity			[1]	$ 20,476
JBS Foods Ontario, Inc. [Member]
Schedule of Changes in Investments [Line Items]
Participation		100.00%		100.00%
Beginning balance, Equity		$ 18,751		$ 17,372
Additions, Equity
Profit distribution, Equity
Exchange variation, Equity		1,009
Changes in the equity of investees, Equity		(1,009)
Proportionate share of income, Equity		49		361
Ending balance, Equity		$ 18,800		$ 17,733
Birla Societá Agricola Srl [Member]
Schedule of Changes in Investments [Line Items]
Participation		20.00%		20.00%
Beginning balance, Equity		$ 1,854		$ 1,606
Additions, Equity
Profit distribution, Equity
Exchange variation, Equity		100
Changes in the equity of investees, Equity		(137)		62
Proportionate share of income, Equity		(7)		(11)
Ending balance, Equity		$ 1,810		$ 1,657
Mantiqueira Alimentos S.A [Member]
Schedule of Changes in Investments [Line Items]
Participation	[2]	48.50%
Beginning balance, Equity	[2]	$ 128,874
Additions, Equity	[2]
Profit distribution, Equity	[2]	(591)
Exchange variation, Equity	[2]	8,016
Changes in the equity of investees, Equity	[2]	(172)
Proportionate share of income, Equity	[2]	144,677
Ending balance, Equity	[2]	$ 280,804
Mantiqueira International B.V. [Membe]
Schedule of Changes in Investments [Line Items]
Participation	[3]	48.50%
Beginning balance, Equity	[3]	$ (1,168)
Additions, Equity	[3]
Profit distribution, Equity	[3]
Exchange variation, Equity	[3]	(108)
Changes in the equity of investees, Equity	[3]	90
Proportionate share of income, Equity	[3]	(6,304)
Ending balance, Equity	[3]	$ (7,490)

[1]	In January 2026, JBS S.A. concluded the sale of its 50% equity interest in the joint venture Meat Snack Partners for the amount of US$42.8 million.
[2]	The Company, through its subsidiary JBS Holding, formalized on January 27, 2025, an agreement to acquire 48.5% of the total share capital and 50% of the voting shares of Mantiqueira Alimentos Ltda., a leading company in organic eggs (produced without antibiotics, hormones, and with free-range hens). The transaction received unconditional approval from CADE (Administrative Council for Economic Defense) on February 26, 2025 and was finalized on April 1st, 2025. On December 10, 2025 JBS N.V. received from JBS Participações S.A. 100% of the equity interest held in JBS Holding Ltda., as an in-kind dividend distribution. The transaction did not involve any cash outlay and was recorded at the carrying amount of the investment.
[3]	Mantiqueira International was incorporated on August 20, 2025, and is accounted for as a joint venture in which JBS N.V. holds a 48.5% equity interest. On November 14, 2025, JBS N.V., through its direct subsidiary Mantiqueira International and its indirect subsidiary Mantiqueira USA Inc., entered into an agreement to acquire 100% of the equity interests of Hickman’s Egg Ranch, one of the leading egg producers in the United States.